Rate Matters Rate Matters (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Income Statement Impact Related to RSR Expenses [Table Text Block]

AEP
(in millions)

Fuel and Other Consumables Used for Electric Generation	$(19.0)
Purchased Electricity for Resale	(19.9)
Other Operation	(15.7)
Depreciation and Amortization	(42.1)
Total Decrease in RSR Expenses	$(96.7)